CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
CONSOLIDATED NET INCOME	$ 6,476	$ 1,283	$ 6,550
Depreciation and amortization	1,086	1,260	1,787
Stock-based compensation expense	225	219	258
Deferred income taxes	(413)	(1,252)	(856)
Equity (income) loss - net of dividends	(457)	(628)	(449)
Foreign currency adjustments	(50)	292	158
Significant (gains) losses on sales of assets - net	743	1,459	1,146
Other operating charges	558	1,218	647
Other items	699	(252)	(224)
Net change in operating assets and liabilities	(1,240)	3,442	(225)
Net cash provided by operating activities	7,627	7,041	8,792
INVESTING ACTIVITIES
Purchases of investments	(7,789)	(17,296)	(16,626)
Proceeds from disposals of investments	14,977	16,694	17,842
Acquisitions of businesses, equity method investments and nonmarketable securities	(1,263)	(3,809)	(838)
Proceeds from disposals of businesses, equity method investments and nonmarkatable securities	1,362	3,821	1,035
Purchases of property, plant and equipment	(1,548)	(1,750)	(2,262)
Proceeds from disposals of property, plant and equipment	248	108	150
Other investing activities	(60)	(80)	(305)
Net cash provided by (used in) investing activities	5,927	(2,312)	(1,004)
FINANCING ACTIVITIES
Issuances of debt	27,605	29,926	27,281
Payments of debt	(30,600)	(28,871)	(25,615)
Issuances of stock	1,476	1,595	1,434
Purchases of stock for treasury	(1,912)	(3,682)	(3,681)
Dividends	(6,644)	(6,320)	(6,043)
Other financing activities	(272)	(95)	79
Net cash provided by (used in) financing activities	(10,347)	(7,447)	(6,545)
EFFECT OF EXCHANGE RATE CHANGES ON CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS	(262)	241	(5)
CASH AND CASH EQUIVALENTS
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the year	2,945	(2,477)	1,238
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents at the Beginning of the Year	6,373	8,850	7,612
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents at the End of the Year	9,318	6,373	8,850
Restricted Cash and Restricted Cash Equivalents not included in Cash and Cash Equivalents on Balance Sheet	241	271	295
Cash and cash equivalents	$ 9,077	$ 6,102	$ 8,555